Events after the reporting period (Details Narrative) - Events After Reporting Period [Member] - BRL (R$) R$ in Millions	Apr. 09, 2025	Feb. 28, 2025
IfrsStatementLineItems [Line Items]
Issuance of unsecured debenture		R$ 3,700
Judicial payment updated amount	R$ 2,480